Net financial results (Tables)	12 Months Ended
Dec. 31, 2022
Net Financial Results
Schedule of net financial results

	2022	2021	2020
Financial income
Interest income on financial investments and cash equivalents	16,913	6,074	7,295
Interest on tax credits	980	1,377	854
Other financial income	7,125	4,021	3,019
Total financial income	25,018	11,472	11,168

Financial expenses
Interest on loans and financings	(104,689)	(96,565)	(97,422)
Premium paid on bonds repurchase – note 24 (c)	(3,277)	-	(14,481)
Interest on other liabilities	(35,134)	(12,371)	(8,051)
Interest on contractual obligations - note 29 (a)	(5,801)	(6,936)	(6,182)
Interest on lease liabilities	(542)	(1,272)	(1,757)
Other financial expenses	(19,251)	(25,131)	(31,866)
Total financial expenses	(168,694)	(142,275)	(159,759)

Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(1,472)	19,380	(8,058)
Changes in fair value of derivative financial instruments – note 16 (c)	(83)	(5,640)	(717)
Foreign exchange gains (losses) (i)	11,504	(19,839)	(120,809)
Other financial items, net	9,949	(6,099)	(129,584)

Net financial results	(133,727)	(136,902)	(278,175)

(i)	The amounts for years 2022 and 2021 include USD 6,413 and USD (10,468), respectively, which are related to the outstanding USD denominated intercompany debt of NEXA BR with NEXA and to the accounts payables of NEXA BR with related parties. The exchange variation of NEXA BR’s loans and account payables with its related parties are not eliminated in the consolidation process and both transactions were impacted by the volatility of the Brazilian Real (“BRL”), which appreciated against the USD during 2022.